Financial instruments risk, Liquidity risk (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Liquidity risk [Abstract]
Financial debt	$ 1,058,908	$ 477,048
Trade payables	316,025	356,200
Accounts payable and accrued expenses	390,332	588,471
Related parties	192,045	172,409
Leasing liabilities	$ 46,205	$ 82,602
Liquidity Risk [Member]
Liquidity risk [Abstract]
Percentage of financial liabilities due in next 12 months	53.00%	74.00%
Minimum liquidity requirement period	30 days
Liquidity Risk [Member] | In 6 Months [Member]
Liquidity risk [Abstract]
Financial debt	$ 76,545	$ 13,286
Trade payables	316,025	52,202
Accounts payable and accrued expenses	0	356,200
Related parties	0	0
Leasing liabilities	2,173	0
Total financial liabilities	394,743	421,688
Liquidity Risk [Member] | 6 to 12 Months [Member]
Liquidity risk [Abstract]
Financial debt	85,484	9,133
Trade payables	0	50,186
Accounts payable and accrued expenses	390,332	0
Related parties	192,045	588,471
Leasing liabilities	2,331	172,409
Total financial liabilities	670,192	820,199
Liquidity Risk [Member] | 1 to 4 Years [Member]
Liquidity risk [Abstract]
Financial debt	513,470	21,791
Trade payables	0	114,163
Accounts payable and accrued expenses	0	0
Related parties	0	0
Leasing liabilities	17,984	0
Total financial liabilities	531,454	135,954
Liquidity Risk [Member] | More than 4 Years [Member]
Liquidity risk [Abstract]
Financial debt	383,409	38,392
Trade payables	0	260,497
Accounts payable and accrued expenses	0	0
Related parties	0	0
Leasing liabilities	23,717	0
Total financial liabilities	$ 407,126	$ 298,889